PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,
	2 0 2 3	2 0 2 2
Cost:
Electronic equipment	72,116	64,176
Office furniture and equipment	6,322	5,471
Leasehold improvements	39,875	34,955
Land and building	11,673	5,181
	129,986	109,783

Accumulated depreciation:
Electronic equipment	49,765	43,414
Office furniture and equipment	3,548	2,833
Leasehold improvements	9,799	7,650
Land and building*	-	-
	63,112	53,897
Net book value	66,874	55,886
* Building is under construction and has not yet been completed, therefore depreciation has not started.